Share-based Compensation	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Share-based Compensation
SHARE-BASED COMPENSATION
Restricted Share Bonus Plan
The Company has a Restricted Share Bonus Plan pursuant to which the Company may grant restricted shares to directors, officers, employees and consultants. The restricted shares vest on terms up to three years from the grant date as determined by the Board of Directors.
Performance Share Unit Plan
In April 2017, the Company approved a PSU Plan for designated employees. The PSUs vest on terms up to three years from the grant date as determined by the Board of Directors. PSUs are settled in cash upon vesting based on the prevailing Crescent Point share price, accrued dividends and the performance multipliers. The Company granted 4,460,046 PSUs in the year ended December 31, 2017 (year ended December 31, 2016 - nil).
Deferred Share Unit Plan
The Company has a DSU Plan for directors. Each DSU vests on the date of the grant, however, the settlement of the DSU occurs following a change of control or when the individual ceases to be a director of the Company. DSUs are settled in cash based on the prevailing Crescent Point share price.
The following table reconciles the number of restricted shares and DSUs for the year ended December 31, 2017:

	Restricted Shares	Deferred Share Units
Balance, beginning of year	5,188,358	204,653
Granted	3,424,610	70,609
Redeemed	(4,195,754)	(45,792)
Forfeited	(235,162)	—
Modified to PSUs	(593,028)	—
Balance, end of year	3,589,024	229,470
The following table reconciles the number of restricted shares and DSUs for the year ended December 31, 2016:

	Restricted Shares	Deferred Share Units
Balance, beginning of year	3,960,363	153,283
Granted	3,930,449	51,370
Redeemed	(2,280,626)	—
Forfeited	(421,828)	—
Balance, end of year	5,188,358	204,653

For the year ended December 31, 2017, the Company calculated total share-based compensation of $74.0 million (year ended December 31, 2016 - $72.0 million), net of estimated forfeitures, of which $12.0 million was capitalized (year ended December 31, 2016 - $14.3 million).
At December 31, 2017, the current portion of long-term compensation liability of $17.7 million was included in other current liabilities (December 31, 2016 - nil) and $5.2 million was included in other long-term liabilities (December 31, 2016 - $3.7 million).